Financial result (Tables)	12 Months Ended
Dec. 31, 2017
Financial result
Schedule of financial result

	Year ended December 31,
	2017	2016
Financial income
Interest on short-term investments	50.6	37.6
Federal tax installment payment program	28.8	—
Other	15.4	13.5

	94.8	51.1
Financial expenses
Interest on loans	(278.8)	(399.9)
Interest on factoring credit card and travel agencies receivables	(36.2)	(97.7)
Interest on other operations	(110.4)	(115.6)
Guarantee commission	(24.9)	(31.0)
Loan costs amortization	(36.6)	(33.8)
Other	(37.1)	(53.2)

	(524.0)	(731.2)

Derivative financial instruments, net	(90.4)	10.8

Foreign exchange result, net	57.9	179.7

Net financial expenses	(461.7)	(489.6)